Debt (Detail) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	May 31, 2023	Mar. 31, 2022	Mar. 31, 2020	Oct. 31, 2018	Mar. 31, 2018	Apr. 30, 2017	Aug. 31, 2016	Jan. 31, 2015	Apr. 30, 2014	Nov. 30, 2002	Mar. 31, 1999
Debt Instrument [Line Items]
Fair Value		$ 6,345,000,000	$ 6,173,000,000
Total	[1]	6,897,000,000	6,893,000,000
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Principal Amount										$ 500,000,000
Interest Rate										2.45%
Carrying Value		499,000,000	499,000,000
Fair Value		493,000,000	479,000,000
2.50% Senior Notes due 2027
Debt Instrument [Line Items]
Principal Amount					$ 500,000,000
Interest Rate					2.50%
Carrying Value		499,000,000	499,000,000
Fair Value		492,000,000	479,000,000
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Principal Amount														$ 300,000,000
Interest Rate														6.625%
Carrying Value		299,000,000	298,000,000
Fair Value		323,000,000	320,000,000
4.00% Senior Notes due 2029
Debt Instrument [Line Items]
Principal Amount							$ 550,000,000
Interest Rate							4.00%
Carrying Value		548,000,000	547,000,000
Fair Value		551,000,000	534,000,000
3.20% Senior Notes due 2030
Debt Instrument [Line Items]
Principal Amount						$ 500,000,000
Interest Rate						3.20%
Carrying Value		498,000,000	498,000,000
Fair Value		484,000,000	462,000,000
3.00% Senior Notes due 2032
Debt Instrument [Line Items]
Principal Amount					$ 500,000,000
Interest Rate					3.00%
Carrying Value		497,000,000	497,000,000
Fair Value		462,000,000	439,000,000
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Principal Amount													$ 400,000,000
Interest Rate													6.25%
Carrying Value		397,000,000	397,000,000
Fair Value		442,000,000	430,000,000
4.95% Senior Notes due 2033
Debt Instrument [Line Items]
Principal Amount				$ 500,000,000
Interest Rate				4.95%
Carrying Value		497,000,000	497,000,000
Fair Value		513,000,000	495,000,000
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Principal Amount												$ 350,000,000
Interest Rate												4.35%
Carrying Value		347,000,000	347,000,000
Fair Value		304,000,000	298,000,000
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Principal Amount											$ 400,000,000
Interest Rate											3.70%
Carrying Value		396,000,000	396,000,000
Fair Value		314,000,000	308,000,000
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Principal Amount									$ 850,000,000
Interest Rate									4.125%
Carrying Value		843,000,000	842,000,000
Fair Value		702,000,000	684,000,000
4.20% Senior Notes due 2048
Debt Instrument [Line Items]
Principal Amount								$ 600,000,000
Interest Rate								4.20%
Carrying Value		591,000,000	591,000,000
Fair Value		498,000,000	490,000,000
3.95% Senior Notes due 2050
Debt Instrument [Line Items]
Principal Amount						$ 500,000,000
Interest Rate						3.95%
Carrying Value		492,000,000	491,000,000
Fair Value		392,000,000	386,000,000
3.70% Senior Notes due 2052
Debt Instrument [Line Items]
Principal Amount					$ 500,000,000
Interest Rate					3.70%
Carrying Value		494,000,000	494,000,000
Fair Value		$ 375,000,000	$ 369,000,000

[1]	Consists solely of long-term debt. See Note 4 – Debt for further discussion.